Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Components of Common Shares Issued and Outstanding

The issued and outstanding common shares of Quarterhill, along with equity instruments convertible into common shares, are as follows:

	December 31,	December 31,
As at	2017	2016
Common shares	118,658,249	118,572,181
Securities convertible into common shares
Stock options	5,339,559	5,985,454
Deferred stock units (DSUs)	228,433	197,367
	124,226,241	124,755,002

Schedule of Common Stock
	Number	Amount
December 31, 2015	120,842,448	$427,781

Issued on exercise of stock options	4,333	11
Transfer from additional paid-in capital on exercise of options	-	6
Issued on sale of shares under Employee Share Purchase Plan	70,600	72
Conversion of DSUs to common shares	53,300	116
Repurchased under normal course issuer bid	(2,398,500)	(8,501)
December 31, 2016	118,572,181	$419,485

December 31, 2016	118,572,181	$419,485

Issued as purchase consideration in VIZIYA acquisition	405,268	662
Issued on sale of shares under Employee Share Purchase Plan	60,500	68
Conversion of deferred stock units to common shares	-	-
Repurchased under normal course issuer bid	(379,700)	(1,342)
December 31, 2017	118,658,249	$418,873

Schedule of Quarterly Cash Dividends Paid

The Company paid quarterly cash dividends as follows:

	2017				2016
		Per Share		Total		Per Share		Total
1st Quarter	Cdn	$0.0125	US	$1,129	Cdn	$0.0125	US	$1,091
2nd Quarter		0.0125		1,105		0.0125		1,151
3rd Quarter		0.0125		1,154		0.0125		1,153
4th Quarter		0.0125		1,175		0.0125		1,132
	Cdn	$0.0500	US	$4,563	Cdn	$0.0500	US	$4,527

Schedule of Declared Quarterly Dividends

The Company declared quarterly dividends as follows:

	2017		2016
1st Quarter	Cdn	$0.0125	Cdn	$0.0125
2nd Quarter	Cdn	$0.0125	Cdn	$0.0125
3rd Quarter	Cdn	$0.0125	Cdn	$0.0125
4th Quarter	Cdn	$0.0125	Cdn	$0.0125

Schedule of Assumptions Used to Estimate Fair Value of Performance Based Options

The following assumptions were used during the year ended December 31, 2017:

		May Grant	June Grant
Number of options granted		1,299,072	650,000
Stock price	CDN	$2.16	$1.89
Implied volatility		55%	60%
Risk free rate		1.43%	1.40%

Schedule of Option Activity
	Options Outstanding				Exercisable Options
	Number of Options	Price Range (Cdn)		Weighted Average Exercise Price (Cdn)	Number	Weighted Average Exercise Price (Cdn)
December 31, 2015	8,071,056	$1.42	$7.09	$4.86	7,062,972	$4.97

Granted	256,477	2.84	3.32	2.86
Exercised	(4,333)	3.12	3.33	3.28
Forfeited	(86,999)	3.49	4.37	3.84
Expired	(2,250,747)	3.40	7.09	4.85
December 31, 2016	5,985,454	$2.84	$5.66	$4.78	5,617,312	$4.89

Granted	1,949,072	1.89	2.16	2.07
Forfeited	(108,967)	3.39	5.34	4.26
Expired	(2,486,000)	5.34	5.66	5.48
December 31, 2017	5,339,559	$1.89	$5.05	$3.48	3,219,503	$4.36

Details of Outstanding Options

Details of the outstanding options at December 31, 2017 are as follows:

Range of Exercise Prices (Cdn)		Outstanding Options at December 31, 2017	Remaining Term of Options in Years	Weighted Average Exercise Price (Cdn)	Exercisable Options at December 31, 2017	Weighted Average Exercise Price (Cdn)
$1.89	$1.99	650,000	5.42	$1.89	-	$-
2.00	2.99	1,545,549	5.24	2.27	82,159	2.84
3.00	3.99	707,500	1.90	3.43	700,834	3.43
4.00	4.99	1,395,500	1.21	4.41	1,395,500	4.41
5.00	5.05	1,041,010	0.23	5.05	1,041,010	5.05
$1.89	$5.05	5,339,559	2.79	$3.48	3,219,503	$4.36

Summary of Stock-Based Compensation Expense

The following provides a summary of the stock-based compensation expense for the years ended December 31, 2017 and 2016:

	2017	2016
Cost of revenues	$37	$174
Selling, general and administrative expenses	626	43
	$663	$217

Summary of Deferred Stock Units

The value of each DSU is determined in reference to the Company’s common share price, and the DSU value is payable in either cash or shares at the Company’s option.

Number
December 31, 2015	260,398

Issued in lieu of quarterly Directors fees	21,936
Issued in lieu of dividends paid	14,690
Settled for cash	(46,357)
Settled for common shares	(53,300)
December 31, 2016	197,367

Issued in lieu of quarterly Directors fees	26,072
Issued in lieu of dividends paid	4,994
December 31, 2017	228,433

Summary of Restricted Stock Unit Activity

RSU activity for the years ended December 31, 2017 and 2016 was as follows:

Number
December 31, 2015	1,509,032

Granted	2,477,861
Settled	(1,148,982)
Forfeited	(125,491)
December 31, 2016	2,712,420

Granted	3,826,851
Settled	(2,475,623)
Forfeited	(128,599)
December 31, 2017	3,935,049

Weighted Average Number of Common Shares Outstanding Used in Basic and Diluted Earnings per Share Computation

The weighted average number of common shares outstanding used in the basic and diluted earnings per share (“EPS”) computation was:

	December 31,	December 31,
As at	2017	2016
Basic weighted average common shares outstanding	118,607,569	119,245,581
Effect of stock options	8,114	-
Diluted weighted average common shares outstanding	118,615,683	119,245,581